Expense Example - Direxion Daily SP Oil Gas Exp Prod Bear 2X Shares - Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1 Year	3 Years	5 Years	10 Years
USD ($)	108	350	611	1,358